                             CASH RESERVE PORTFOLIO

                             CASH MANAGEMENT CLASS

                       Supplement dated February 4, 2000
                     to the Prospectus dated July 29, 1999


At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the company), on behalf of Cash Reserve Portfolio (the fund), voted to request shareholders to approve the following items that will affect the fund:

-        A new advisory agreement between the company and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                             CASH RESERVE PORTFOLIO

                              INSTITUTIONAL CLASS

                       Supplement dated February 4, 2000
                     to the Prospectus dated July 29, 1999


At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the company), on behalf of Cash Reserve Portfolio (the fund), voted to request shareholders to approve the following items that will affect the fund:

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and
         (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                             CASH RESERVE PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                       Supplement dated February 4, 2000
                     to the Prospectus dated July 29, 1999



At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the company), on behalf of Cash Reserve Portfolio (the fund), voted to request shareholders to approve the following items that will affect the fund:

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and
         (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                             CASH RESERVE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                       Supplement dated February 4, 2000
                     to the Prospectus dated July 29, 1999


At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the company), on behalf of Cash Reserve Portfolio (the fund), voted to request shareholders to approve the following items that will affect the fund:

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and
         (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                             CASH RESERVE PORTFOLIO

                                 RESERVE CLASS

                       Supplement dated February 4, 2000
                     to the Prospectus dated July 29, 1999


At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the company), on behalf of Cash Reserve Portfolio (the fund), voted to request shareholders to approve the following items that will affect the fund:

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and
         (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                           CASH RESERVE PORTFOLIO

                               RESOURCE CLASS

                     Supplement dated February 4, 2000
                   to the Prospectus dated July 29, 1999


At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the company), on behalf of Cash Reserve Portfolio (the fund), voted to request shareholders to approve the following items that will affect the fund:

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are
         (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                       Supplement dated February 4, 2000
        to the Statement of Additional Information dated July 29, 1999, as supplemented December 16, 1999

At a meeting held on February 3, 2000, the Board of Directors of Tax-Free Investments Co. (the "Company"), on behalf of the Cash Reserve Portfolio (the "Portfolio"), voted to request shareholder approval to amend the Portfolio's fundamental investment restrictions. The Portfolio's advisor does not anticipate that any of the proposed changes to the Portfolio's fundamental investment restrictions will have a material effect on the way it manages the Portfolio. The Board of Directors of the company has called a meeting of its shareholders for on or about May 3, 2000 to vote on these proposals. Only shareholders of record as of February 18, 2000 are entitled to vote on these proposals. If shareholders approve a proposal, the Board anticipates that such proposal will become effective on or about May 24, 2000.

If shareholders approve the proposal to amend the Portfolio's fundamental investment restrictions, the Cash Reserve Portfolio will operate under the following fundamental investment restrictions:

The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares:

           (a) the Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

           (b) the Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

           (c) the Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

           (d) the Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

           (e) the Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

           (f) the Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

           (g) the Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

           (h) the Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors has adopted internal guidelines for the Portfolio relating to certain of these restrictions which the adviser must follow in managing the Portfolio. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

      1. In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7, or
           (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series Portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

      2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker/dealers or other investment companies or their series Portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM fund). The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

      3. In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      4. In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM fund, on such terms and conditions as the SEC may require in an exemptive order.

      5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Portfolio.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

Effective immediately, the following new section is added after the second fifth paragraph appearing under the heading "INVESTMENT PROGRAM AND RESTRICTIONS - WHEN ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS" on page 22 of the Statement of Additional Information:

      "INVESTMENT IN OTHER INVESTMENT COMPANIES

           The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio. With respect to the Portfolio's purchase of shares of the Affiliated Money Market Funds, the Portfolio will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."


                                      3